Other Financial Liability - Schedule of Fair Value of Embedded Derivative (Details) - USD ($)	8 Months Ended	12 Months Ended
	Sep. 12, 2025	Dec. 31, 2024
Schedule of Fair Value of Embedded Derivative [Abstract]
Initial recognition		$ 37,393
Fair value adjustment	$ (70,586)	136,158
Balance at ending	$ 102,965	$ 173,551